Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Schedule of short-term debt

The outstanding balances for all short-term borrowings as of December 31, 2015 and 2014 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements	FHLB Advances
2015
Ending balance	$254,242	$140,000
Highest month-end balance	278,324	140,000
Average daily balance	257,622	1,096
Weighted-average interest rate:
As of year-end	0.17%	0.56%
Paid during the year	0.18%	0.59%
2014
Ending balance	$276,980	$—
Highest month-end balance	307,025	—
Average daily balance	262,709	561
Weighted-average interest rate:
As of year-end	0.18%	—%
Paid during the year	0.19%	0.10%
Short-term borrowings were as follows:

December 31 (In thousands)	2015	2014
Securities sold under agreements to repurchase	$254,242	$276,980
FHLB advances	140,000	—
Total short-term borrowings	$394,242	$276,980